Restricted Cash	6 Months Ended
Jun. 30, 2011
Restricted Cash
Restricted Cash

6. Restricted cash:

Restricted cash related to bond and surety deposits related to environmental obligations and consist of the following:

	June 30,	December 31,
	2011	2010
Kendall reclamation property (a)	$ 2,340,700	$ 2,339,000
Briggs Mine (b)	1,912,800	1,911,800
Columbia property (c)	65,300	64,600
Reward Project (d)	767,800	738,600
Other properties	4,600	10,500

Total restricted cash - Non-current	$ 5,091,200	$ 5,064,500

Mark to Market adjustment included above	$ (3,000)	$ -

(a) Held directly by the Montana Department of Environmental Quality ("DEQ").

(b) Held in bank accounts benefiting the surety and cash on deposit with Inyo County, California.

(c) Held directly by the Montana DEQ for reclamation of exploration activities.

(d) Held in a bank account benefiting the surety.